Management incentive agreement (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Share Awards Issued [Line Items]
Schedule of weighted average assumptions used for grants

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 1 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	43%	43%	43%	43%	43%
Expected dividend yield	1.53%	1.53%	1.53%	1.53%	1.53%
Risk-free interest rate	1.74%	1.77%	1.80%	1.86%	1.92%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	763	859	932	996	1,028
Total fair value, in thousands of Russian Roubles	44,205	49,815	54,036	57,738	59,600

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 2 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.94%	1.94%	1.94%	1.94%	1.94%
Risk-free interest rate	0.29%	0.33%	0.37%	0.46%	0.55%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	498	668	802	924	994
Total fair value, in thousands of Russian Roubles	3,946	5,292	6,355	7,319	7,875

The weighted average assumptions used in the Monte-Carlo pricing model for the Series 3 award installments were as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Expected volatility	50%	50%	50%	50%	50%
Expected dividend yield	1.85%	1.85%	1.85%	1.85%	1.85%
Risk-free interest rate	0.22%	0.27%	0.32%	0.42%	0.51%
Expected life at grant date (years)	3	4	5	6	7
Forfeiture rate	3.39%	3.39%	3.39%	3.39%	3.39%
Fair value (per unit), in thousands of Russian Roubles	1,008	1,172	1,298	14,040	1,460
Total fair value, in thousands of Russian Roubles	6,428	7,476	8,278	8,954	9,312

2016 Headhunter Unit Option Plan
Disclosure Of Share Awards Issued [Line Items]
Schedule of Share Awards Issued

The following awards were issued as of June 30, 2020:

Awards series	Number of units	Grant date	Exercise price (per unit)	Fair value at grant date
			RUB’000	RUB’000
Series 1	801	May 10, 2016	500	160,871
Series 2	20	September 1, 2017	500	25,511
Series 3	15	September 1, 2017	900	15,415
Series 4	12	December 1, 2017	900	13,070
Series 5	8	March 1, 2018	900	8,478
Series 6	14	May 28, 2019	500	27,671
Series 7	20	May 28, 2019	1,250	22,191

Schedule of weighted average assumptions used for grants

The weighted average assumptions used in the BSM pricing model for grants made were as follows:

	Awards series
	Series 1	Series 2	Series 3	Series 4	Series 5
Expected volatility	39%	39%	39%	39%	39%
Expected dividend yield	—	—	—	—	—
Risk-free interest rate	7.7%	7.7%	7.7%	7.3%	6.4%
Expected life at grant date (years)	5.66	3.24	3.24	2.99	1.66

Schedule of movements in share awards

The movement of the awards of Series 1 – 7 were as follows:

(number of units)

	For the three months period ended		For the six months period ended
	June 30		June 30
	2020	2019	2020	2019
Outstanding at beginning of the period	890	856	890	886
Granted during the period	—	34	—	34
Forfeited during the period	—	—	—	(30)
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
Outstanding at end of the period	890	890	890	890

2018 Unit Option Plan
Disclosure Of Share Awards Issued [Line Items]
Schedule of Share Awards Issued

Awards series	Number of units	Date grant approved by the Board of Directors	Exercise price (per unit)	Fair value at grant date
			USD	RUB’000
Series 1	300	May 28, 2019	13.50	265,394
Series 2	41	March 5, 2020	21.23	30,787
Series 3	33	May 26, 2020	18.92	40,448

Schedule of movements in share awards

The movement of the awards of Series 1 – 3 were as follows:

(number of units)

	For the three months		For the six months
	period ended June 30		period ended June 30
	2020	2019	2020	2019
Outstanding at beginning of the period	341	—	300	—
Granted during the period	33	300	74	300
Forfeited during the period	—	—	—	—
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
Outstanding at end of the period	374	300	374	300